Condensed Statement of Stockholders' Equity (USD $)	Total	Common Stock	Additional paid-in capital	Deficit accumulated during the development stage
Beginning balance at Dec. 31, 2009
Initial capital from founding stockholders for cash, shares		3,285,714
Initial capital from founding stockholders for cash	$ 25,000	$ 329	$ 24,671
Surrender of founding stockholder shares, shares		(821,428)
Surrender of founding stockholder shares		(82)	82
Sale of 15,000,000 units, net of underwriters' commissions and offering costs, shares		15,000,000
Sale of 15,000,000 units, net of underwriters' commissions and offering costs	141,479,410	1,500	141,477,910
Proceeds from issuance of sponsor warrants	5,000,000		5,000,000
Common stock subject to possible redemption of 14,544,181 shares (at fair market value)	(141,223,998)	(1,455)	(141,222,543)
Net loss	(280,403)			(280,403)
Ending balance at Dec. 31, 2010	5,000,009	292	5,280,120	(280,403)
Ending balance, shares at Dec. 31, 2010	17,464,286	17,464,286
Surrender of founding stockholder shares, shares		(321,429)
Surrender of founding stockholder shares		(32)	32
Net loss	(1,139,918)			(1,139,918)
Change in shares subject to possible redemption to 14,040,234 shares in 2012 and 14,221,734 shares in 2011 respectively (at fair market value)	1,139,918	32	1,139,886
Ending balance at Dec. 31, 2011	5,000,009	292	6,420,038	(1,420,321)
Ending balance, shares at Dec. 31, 2011	17,142,857	17,142,857
Net loss	(524,160)			(524,160)
Change in shares subject to possible redemption to 14,040,234 shares in 2012 and 14,221,734 shares in 2011 respectively (at fair market value)	524,154	6	524,148
Ending balance at Mar. 31, 2012	$ 5,000,003	$ 298	$ 6,944,186	$ (1,944,481)
Ending balance, shares at Mar. 31, 2012	17,142,857	17,142,857